Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Liabilities
Schedule of accrued liabilities

Accrued Liabilities consists of the following:

	June 30, 2023	December 31, 2022
Accrued liabilities	$4,240	$2,905
Accrued bonus	4,140	2,896
Accrued vacation	391	329
Accrued payroll	335	247
	$9,106	$6,377

	December 31,
	2022	2021
Accrued liabilities	$2,905	$2,910
Accrued incentives	2,896	1,562
Accrued vacation	329	271
Accrued payroll	247	226
	$6,377	$4,969